Transferred financial assets that are not derecognized in their entirety (Tables)	12 Months Ended
Dec. 31, 2018
Notes Transferred Financial Assets Not Derecognized [Line Items]
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Explanatory
Transferred financial assets subject to continued recognition in full
USD million	31.12.18		31.12.17
	Carrying value of transferred assets	Carrying value of associated liabilities recognized on balance sheet	Carrying value of transferred assets	Carrying value of associated liabilities recognized on balance sheet
Financial assets at fair value held for trading that may be sold or repledged by counterparties	32,121	4,674	36,277	13,277
relating to securities lending and repurchase agreements in exchange for cash received	4,726	4,674	13,485	13,277
relating to securities lending agreements in exchange for securities received	26,234	0	21,684	0
relating to other financial asset transfers	1,161	0	1,109	0
Financial assets at fair value not held for trading that may be sold or repledged by counterparties	0	0	174	173
Total financial assets transferred	32,121	4,674	36,451	13,450

UBS AG
Notes Transferred Financial Assets Not Derecognized [Line Items]
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Explanatory
Transferred financial assets subject to continued recognition in full
USD million	31.12.18		31.12.17
	Carrying value of transferred assets	Carrying value of associated liabilities recognized on balance sheet	Carrying value of transferred assets	Carrying value of associated liabilities recognized on balance sheet
Financial assets at fair value held for trading that may be sold or repledged by counterparties	32,121	4,674	36,277	13,277
relating to securities lending and repurchase agreements in exchange for cash received	4,726	4,674	13,485	13,277
relating to securities lending agreements in exchange for securities received	26,234	0	21,684	0
relating to other financial asset transfers	1,161	0	1,109	0
Financial assets at fair value not held for trading that may be sold or repledged by counterparties	0	0	174	173
Total financial assets transferred	32,121	4,674	36,451	13,450